UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                    Chicago Asset Management Value Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-39-CAMCO

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                                 VALUE PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.2%
--------------------------------------------------------------------------------


                                                       SHARES          VALUE
                                                    ------------  --------------
AUTOMOTIVE -- 5.6%
    Ford Motor                                         121,200     $  1,784,064
    General Motors                                      32,725        1,411,756
                                                                   -------------
                                                                      3,195,820
                                                                   -------------
BANKS -- 10.5%
    Bank of America                                     24,783        2,106,803
    Washington Mutual                                   50,200        1,947,760
    Wells Fargo                                         34,100        1,957,681
                                                                   -------------
                                                                      6,012,244
                                                                   -------------
COMPUTERS & SERVICES -- 18.1%
    Cisco Systems*                                      86,100        1,796,046
    Computer Sciences*                                  34,200        1,615,950
    Hewlett-Packard                                     93,700        1,888,055
    International Business Machines                     21,500        1,872,005
    Microsoft                                           74,500        2,120,270
    Solectron*                                         187,200        1,029,600
                                                                   -------------
                                                                     10,321,926
                                                                   -------------
ENTERTAINMENT -- 3.6%
    Walt Disney                                         89,050        2,056,164
                                                                   -------------
FINANCIAL SERVICES -- 9.8%
    Bear Stearns                                        23,100        1,927,002
    Janus Capital Group                                120,700        1,600,482
    JP Morgan Chase                                     54,888        2,048,978
                                                                   -------------
                                                                      5,576,462
                                                                   -------------
FOOD, BEVERAGE & TOBACCO -- 5.4%
    Coca-Cola                                           33,300        1,460,538
    HJ Heinz                                            44,575        1,644,372
                                                                   -------------
                                                                      3,104,910
                                                                   -------------
INDUSTRIAL -- 9.6%
    Dover                                               46,350        1,839,168
    Emerson Electric                                    30,400        1,845,280
    Ingersoll-Rand, Cl A                                26,100        1,792,809
                                                                   -------------
                                                                      5,477,257
                                                                   -------------
INSURANCE -- 3.7%
    Allstate                                            45,300        2,132,724
                                                                   -------------
MEASURING DEVICES -- 2.4%
    Agilent Technologies*                               57,700        1,373,837
                                                                   -------------
MEDICAL PRODUCTS & SERVICES -- 6.3%
    Amgen*                                              29,900        1,700,712
    Johnson & Johnson                                   34,400        1,901,288
                                                                   -------------
                                                                      3,602,000
                                                                   -------------
PETROLEUM REFINING -- 3.6%
    Exxon Mobil                                         43,900        2,032,570
                                                                   -------------
PHARMACEUTICALS -- 7.1%
    Pfizer                                              54,100        1,729,036

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                                 VALUE PORTFOLIO
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------


                                                       SHARES          VALUE
                                                    ------------  --------------
PHARMACEUTICALS -- (CONTINUED)
    Schering-Plough                                    119,896     $  2,333,176
                                                                   -------------
                                                                      4,062,212
                                                                   -------------
RESTAURANTS -- 4.1%
    McDonald's                                          84,475        2,323,063
                                                                   -------------
RETAIL -- 6.1%
    Costco Wholesale                                    41,100        1,671,126
    Gap                                                 78,800        1,788,760
                                                                   -------------
                                                                      3,459,886
                                                                   -------------
TELEPHONES & TELECOMMUNICATIONS -- 1.3%
    Nortel Networks*                                   211,200          772,992
                                                                   -------------
TOYS & GAMES -- 2.0%
    Mattel                                              66,000        1,156,320
                                                                   -------------

    Total Common Stock
        (Cost $54,338,284)                                           56,660,387
                                                                   -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.9%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund
          (Cost $496,268)                              496,268          496,268
                                                                   -------------

    TOTAL INVESTMENTS -- 100.1%
        (COST $54,834,552)                                           57,156,655
                                                                   -------------

TOTAL OTHER ASSETS AND LIABILITIES, NET -- (0.1)%                       (70,119)
                                                                   -------------


TOTAL NET ASSETS -- 100.0%                                         $ 57,086,536
                                                                   =============

       * NON-INCOME PRODUCING SECURITY
      CL CLASS

         At July 31, 2004, the tax basis cost of the Portfolio's investments was $55,360,137, and the unrealized appreciation and depreciation were $8,879,736 and $(7,083,218), respectively.

         For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.